RESTRICTED CASH (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Restricted Cash [Line Items]
Maximum credit facilities available to the Group	$ 2,570	$ 2,570
Amount utilized	$ 805	$ 0